Vanguard Short-Term Federal Fund

Vanguard Intermediate-Term Treasury Fund

Vanguard Long-Term Treasury Fund

Vanguard Short-Term Treasury Fund

Supplement Dated May 11, 2026, to the Prospectus and Summary Prospectus Dated May 29, 2025

Important Changes to Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund (the “Funds”)

Effective today, John Madziyire no longer serves as a co-portfolio manager for Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund.

In addition, Alexander Payne has been added as a co-portfolio manager for Vanguard Short-Term Federal Fund.

The Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Changes

All references to Mr. Madziyire are hereby removed.

The following is added under the heading “Investment Advisor” in the Fund Summary section for Vanguard Short-Term Federal Fund:

Alexander Payne, CFA, Portfolio Manager at VCM. He has co-managed the Fund since May 2026.

Prospectus Text Changes

All references to Mr. Madziyire are hereby removed.

The following is added under the heading “Investment Advisor” in the More on the Fund(s) section:

Alexander Payne, CFA, Portfolio Manager at VCM. He has worked in investment management since 2006, has been with Vanguard since 2026, and has co-managed the Fund since May 2026. Education: B.A.,

Dartmouth College.

CFA® is a registered trademark owned by CFA Institute.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 028B 052026
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Funds (the “Trust”)

Supplement Dated May 11, 2026, to the Statement of Additional Information Dated May 29, 2025
Effective today, John Madziyire no longer serves as a co-portfolio manager for Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund. All references to Mr. Madziyire are hereby removed.
In addition, Alexander Payne has been added as a co-portfolio manager for Vanguard Short-Term Federal Fund (the “Fund”).
The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of January 31, 2025. The table and text below provide updated information as of March 31, 2026, relating only to Mr. Payne.

Other Accounts Managed
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Alexander Payne	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities
As of March 31, 2026, Mr. Payne did not own any shares of the Fund.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 028B 052026